Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of gains on designated derivatives reclassified

	Six months period ended June 30,
	2020	2019
	Unaudited
Line Item in Statement of Operations
Derivatives designated as cash flow hedging instruments:
Cost of revenues	$(6)	$-
Sales and marketing	(3)	(1)
General and administrative	(1)	-
Total loss	$(10)	$(1)

Schedule of assets and liabilities measured at fair value on a recurring basis
	June 30, 2020
	Fair Value	Level 1	Level 2	Level 3
	Unaudited
Description
Derivative assets	$26	-	$26	-

	$26	-	$26	-

	June 30, 2019
	Fair Value	Level 1	Level 2	Level 3
	Unaudited
Description
Derivative liabilities	$10	-	$10	-

	$10	-	$10	-